Deferred tax (Tables)	12 Months Ended
Jun. 30, 2021
Deferred tax
Schedule of deferred tax

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(12 511)	17 978
Current year charge		(8 956)	(27 873)
per the income statement	13	(9 324)	(27 320)
per the statement of comprehensive income		368	(553)
Reclassification from/(to) held for sale		424	(880)
Disposal of investment¹		(85)	–
Foreign exchange differences recognised in income statement		(103)	142
Translation of foreign operations		4 513	(1 878)
Balance at end of year		(16 718)	(12 511)

Comprising
Deferred tax assets		(24 511)	(31 665)
Deferred tax liabilities		7 793	19 154
		(16 718)	(12 511)

1Taxation related to the disposal of our investment in Aethylen-Rohrleitungs-Gesellschaft mbH & Co. KG.

	2021	2020
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
· South Africa	3 169	12 676
· United States of America	(18 556)	(22 865)
· Germany	(1 085)	(1 651)
· Mozambique	323	699
· Other	(569)	(1 370)
	(16 718)	(12 511)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	6 287	(5 285)
Right of use assets	1 024	1 103
Short- and long-term provisions	(3 731)	(4 065)
Calculated tax losses	(24 097)	(18 768)
Financial liabilities	(1 324)	(2 238)
Other	(2 670)	(2 412)
	(24 511)	(31 665)
Net deferred tax liabilities:
Property, plant and equipment	13 392	25 423
Right of use assets	1 370	1 150
Current assets	(1 124)	(894)
Short- and long-term provisions	(3 948)	(3 371)
Calculated tax losses	(11)	(448)
Financial liabilities	135	(517)
Other	(2 021)	(2 189)
	7 793	19 154

	2021	2020
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	105 428	100 301
Utilised against the deferred tax balance	(102 890)	(79 294)
Not recognised as a deferred tax asset[1]	2 538	21 007
Calculated tax losses carried forward that have not been recognised:
Expiry within 1 year	3	—
Expiry between one and five years	1 150	1 201
Expiry thereafter	608	19 090
Indefinite life	777	716
	2 538	21 007
1	Included in 2020 are calculated tax losses of R18,5 billion relating to Sasol Canada which was classified as held for sale at 30 June 2021. The Group disposed of its investment in Sasol Canada in July 2021.

Schedule of unremitted earnings

	2021	2020
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	26 662	27 750
Europe	20 051	19 943
Rest of Africa	1 933	2 807
Other	4 678	5 000

Tax effect if remitted	455	380
Europe	277	133
Rest of Africa	155	225
Other	23	22

Schedule of dividend withholding tax

	2021	2020
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	99 061	90 508
Maximum withholding tax payable by shareholders if distributed to individuals	19 812	18 102